Equity - Issued Capital	6 Months Ended
Jun. 30, 2026
Equity - Issued Capital [Abstract]
Equity - issued capital

Note 7. Equity - issued capital

Consolidated
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	Shares	Shares	$	$
	Unaudited		Unaudited

Ordinary shares - fully paid	12,867,653	12,213,935	64,450,857	60,145,100

Movements in spare share capital

Details	Date	Shares	Issue price	$
Balance	December 31, 2025	12,213,935		60,145,100
Exercise of common warrants		260,399	$9.37	2,438,965
Exercise of options		116,653	$1.42	165,664
Vesting of restricted shares units		276,666		-
Reclass of vested restricted share units share-based payments		-		1,520,254
Reclass of exercised options share-based payments		-		174,794
Expiry of options		-		6,080

Balance	June 30, 2026	12,867,653		64,450,857

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Transition from ADS to listed Ordinary share

On August 25, 2022, the Company completed its Nasdaq listing via issuance of ADSs (American Depository Shares) with one ADS represents 275 ordinary shares in the Company. On December 8, 2025, the Company effected the Reverse Split and Mandatory Exchange, and the Company’s ordinary shares, which had been approved for listing and trading on the Nasdaq Capital Market, commenced trading at the market open on December 8, 2025.

Employee Incentive Options

On February 15, 2025, the board of directors of the Company approved grant of 262,727* options and 130,000* RSUs to employees, directors and consultants of the Company.

The options have an exercise price of $1.375 per share and expire on February 15, 2030.

123,636 options vest over a period of 3 years from the applicable vesting start dates. 139,091 options vest over a period of 4 years from the applicable vesting start dates.

On August 21, 2025, the Company issued 40,000* options to its employees, which vest over a period of 4 years from the applicable vesting start dates. The options have an exercise price of $2.984 per share and expire on August 21, 2030.

On December 1, 2025, the Company issued 1,279,999* options to its employees, directors and consultants.

The options have an exercise price of $5.9 per share and expire on December 1, 2030.

1,080,000 options vest over a period of 18 months from the applicable vesting start date. 140,000 options vest over a period of 3 years from the applicable vesting start dates and 59,999 options vests over a period of 4 years from the applicable vesting start dates.

The Company recognized share-based compensation expense of $ 3,112,346 for the six months period ended June 30, 2026 (June 30, 2025: $ 235,835) in relation to the vesting options.

*	Restated to reflect the 1-for-275 reverse split of the ordinary shares. Please see Note 1.

Restricted Share Units (“RSUs”)

On February 15, 2025, the Company issued 130,000* RSUs to its employees and directors, which vest over a period of three years from the date of grant. The RSUs have no expiration date.

On June 26, 2025, the Company issued 904,308* RSUs to its directors, of which 452,154 vested on August 31, 2025, with the remaining 452,154 vesting through December 31, 2025. The RSUs have no expiration date.

On December 1, 2025, the Company issued 760,000* RSUs to its employees and directors. Of these RSUs, 720,000 vest in equal quarterly installments over an 18-month period commencing on January 1, 2026, 20,000 vest in equal quarterly installments over a three-year period commencing on August 1, 2026, and the remaining 20,000 vest in equal quarterly installments over a three-year period commencing on August 1, 2026.

The RSUs have no expiration date.

*	Restated to reflect the 1-for-275 reverse split of the ordinary shares. Please see Note 1.